Initial Public Offering - Additional Information (Detail) - Class A Common Stock [Member] - $ / shares		12 Months Ended
	Oct. 23, 2017	Dec. 31, 2019
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of units	34,500,000	34,500,000
Share unit price per share	$ 10.00	$ 10.00
Number of shares in each unit	1
Number of redeemable warrants in each unit	0.3333
Warrant exercise price per share	$ 11.50
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units	4,500,000	4,500,000